Notes to the Consolidated Statements of Operations - General and administrative expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes to the Consolidated Statements of Operations
Amortization and depreciation			€ (14,505)	€ (17,399)
General and administrative expenses
Notes to the Consolidated Statements of Operations
Personnel	€ (5,343)	€ (6,728)	(16,500)	(22,470)
Maintenance and lease	(1,862)	(297)	(4,166)	(3,212)
Third-party services	(5,471)	(6,507)	(17,778)	(19,380)
Legal and other professional services	(1,759)	(1,336)	(5,559)	(7,410)
Amortization and depreciation	(2,134)	(3,223)	(6,590)	(9,294)
Other	(102)	(483)	(1,129)	(2,341)
Total	€ (16,672)	€ (18,574)	€ (51,723)	€ (64,106)